TAXATION - Components of deferred taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets
Donation	¥ 4,075	$ 639	¥ 1,613
Accrued expenses	31,843	4,997	40,189
Accrued welfare	14,538	2,281	833
Impairment loss of long-lived assets and investments	303,168	47,574	317,846
Allowance for doubtful accounts	22,577	3,543	21,122
Tax losses	1,441,091	226,139	1,359,044
Valuation allowance	(1,114,351)	(174,866)	(1,101,927)
Total deferred tax assets, net	702,941	110,307	638,720
Accumulated tax losses	5,943,276	932,630
Valuation allowance	¥ 1,114,351	$ 174,866	¥ 1,101,927